Stock-Based Compensation - Summary of RSU Activity Issued (Details) - 2011 Amended Plan	3 Months Ended
Mar. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs Awarded, Beginning balance | shares	3,630,447
RSUs Awarded, Vested | shares	(2,464,171)
RSUs Awarded, Forfeited | shares	(15,552)
RSUs Awarded, Ending balance | shares	1,150,724
Weighted average grant-date fair value, Beginning balance | $ / shares	$ 1.53
Weighted average grant-date fair value, Vested | $ / shares	1.76
Weighted average grant-date fair value, Forfeited | $ / shares	0.73
Weighted average grant-date fair value, Ending balance | $ / shares	$ 1.04